Active Passive Very Aggressive Portfolio Expense Example - Active Passive Very Aggressive Portfolio - Active Passive All Equity Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	$ 985